Restricted Cash, Deposits and Marketable Securities	6 Months Ended
Jun. 30, 2023
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 4 - Restricted Cash, Deposits and Marketable Securities

	June 30,	December 31,
	2023	2022
	€ in thousands
Marketable securities (1)	-	2,836

Short-term restricted cash	810	900

Short-term deposits	1,007	-

Restricted cash and bank deposits, long-term (2)	19,018	20,192

1.	During 2022, the Company invested in a traded Corporate Bond with a coupon rate of 3.255% that were sold at the beginning of 2023.
2.
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.